Shareholder Fees {- IT Services Portfolio}	Apr. 29, 2022 USD ($)
02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-24 | IT Services Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none